UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Perennial Investment Partners Pty Ltd
Address: Level 19 , 56 Pitt Street


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bill AnastasopoulosTitle: Head of Legal and CompliancePhone:
+612 8274 2748

Signature, Place, and Date of Signing:

Sydney NSW February 14th 2007
[Signature] [City, State] [Date]
Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name

28-01190_ Frank Russell Company




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1Form 13F Information Table Entry Total:
63Form 13F Information Table Value Total: 344,316 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. Form 13F File Number Name

1 28-01190 Frank Russell Company


FORM 13F INFORMATION TABLE

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE	SHARES / PRN AMT
SHARES/	PUT / CALL	INVESTMENT	OTHER	VOTING
			(x $1000)		PRN		DISCRETN
MANAGERS	SOLE

ABBOTT LABORATORIES	COM	002824100	" 1,257 "	" 25,800 "
	SH		SOLE	01	" 25,800 "
ALEXANDRIA REAL ESTATE EQUIT	COM	015271109	" 11,533 "	"
114,867 "	SH		SOLE	01	" 114,867 "
AMERICAN TOWER CORP-CL A	COM	029912201	" 16,392 "	"
439,705 "	SH		SOLE	01	" 439,705 "
AMERICAN INTERNATIONAL GROUP	COM	026874107	" 3,547 "	"
49,500 "	SH		SOLE	01	" 49,500 "
APACHE CORP	COM	037411105	 293 	" 4,400 "	SH
	SOLE	01	" 4,400 "
AQUANTIVE INC	COM	03839G105	 370 	" 15,000 "	SH
SOLE	01	" 15,000 "
ARCHSTONE-SMITH TRUST	COM	039583109	" 16,006 "	" 274,975 "
	SH		SOLE	01	" 274,975 "
AT&T INC	COM	00206R102	" 2,038 "	" 57,000 "	SH
SOLE	01	" 57,000 "
AVERY DENNISON CORP	COM	053611109	" 1,277 "	" 18,800 "
SH		SOLE	01	" 18,800 "
AVIS BUDGET GROUP INC	COM	053774105	 336 	" 15,500 "	SH
		SOLE	01	" 15,500 "
BERKSHIRE HATHAWAY INC-CL A	COM	084670108	" 3,410 "	 31
	SH		SOLE	01	 31
BIOMED REALTY TRUST INC	COM	09063H107	" 10,889 "	" 380,751 "
SH		SOLE	01	" 380,751 "
CATERPILLAR INC	COM	149123101	" 1,717 "	" 28,000 "	SH
		SOLE	01	" 28,000 "
COCA-COLA CO/THE	COM	191216100	" 1,206 "	" 25,000 "
	SH		SOLE	01	" 25,000 "
COLGATE-PALMOLIVE CO	COM	194162103	" 1,233 "	" 18,900 "
	SH		SOLE	01	" 18,900 "
CONOCOPHILLIPS	COM	20825C104	" 1,756 "	" 24,400 "	SH
		SOLE	01	" 24,400 "
CUBIST PHARMACEUTICALS INC	COM	229678107	 290 	" 16,000 "
	SH		SOLE	01	" 16,000 "
CVS CORP	COM	126650100	 371 	" 12,000 "	SH
	SOLE	01	" 12,000 "
DEVELOPERS DIVERSIFIED RLTY	COM	251591103	" 6,316 "
" 100,341 "
SH		SOLE	01	" 100,341 "
DIGITAL REALTY TRUST INC	COM	253868103	" 19,660 "
" 574,354 "
SH		SOLE	01	" 574,354 "
DIRECTV GROUP INC/THE	COM	25459L106	" 1,517 "	" 60,823 "
SH		SOLE	01	" 60,823 "
DOUGLAS EMMETT INC	COM	25960P109	" 11,164 "	" 419,850 "
SH		SOLE	01	" 419,850 "
DOW CHEMICAL	COM	260543103	 766 	" 19,200 "	SH
SOLE	01	" 19,200 "
DU PONT (E.I.) DE NEMOURS	COM	263534109	 628 	" 12,900 "
SH		SOLE	01	" 12,900 "
EBAY INC	COM	278642103	" 1,413 "	" 47,000 "	SH
SOLE	01	" 47,000 "
EMC CORP/MASS	COM	268648102	 255 	" 19,300 "	SH
SOLE	01	" 19,300 "
ENSCO INTERNATIONAL INC	COM	26874Q100	" 2,798 "	" 55,900 "
	SH		SOLE	01	" 55,900 "
EQUITY RESIDENTIAL	COM	29476L107	" 11,400 "	" 224,637 "
	SH		SOLE	01	" 224,637 "
FANNIE MAE	COM	313586109	" 2,150 "	" 36,200 "	SH
		SOLE	01	" 36,200 "
GENENTECH INC	COM	368710406	 325 	" 4,000 "	SH
SOLE	01	" 4,000 "
GENERAL ELECTRIC CO	COM	369604103	" 4,601 "	" 123,650 "
	SH		SOLE	01	" 123,650 "
GENTEX CORP	COM	371901109	" 1,671 "	" 107,400 "	SH
		SOLE	01	" 107,400 "
GENZYME CORP	COM	372917104	" 1,090 "	" 17,700 "	SH
		SOLE	01	" 17,700 "
GLOBAL CASH ACCESS HOLDINGS	COM	378967103	 325 	" 20,000 "
	SH		SOLE	01	" 20,000 "
HARTFORD FINANCIAL SVCS GRP	COM	416515104	" 1,306 "
" 14,000 "
SH		SOLE	01	" 14,000 "
HOST HOTELS & RESORTS INC	COM	44107P104	" 44,477 "
" 1,811,698
"	SH		SOLE	01	" 1,811,698 "
INTUIT INC	COM	461202103	" 1,831 "	" 60,000 "	SH
		SOLE	01	" 60,000 "
JOHNSON & JOHNSON	COM	478160104	" 1,386 "	" 21,000 "
	SH		SOLE	01	" 21,000 "
KIMCO REALTY CORP	COM	49446R109	" 18,007 "	" 400,600 "
	SH		SOLE	01	" 400,600 "
KITE REALTY GROUP TRUST	COM	49803T102	" 2,981 "	" 160,084 "
	SH		SOLE	01	" 160,084 "
KROGER CO	COM	501044101	" 2,671 "	" 115,780 "	SH
		SOLE	01	" 115,780 "
LEGGETT & PLATT INC	COM	524660107	" 1,035 "	" 43,300 "
	SH		SOLE	01	" 43,300 "
MEDIMMUNE INC	COM	584699102	" 1,259 "	" 38,900 "	SH
		SOLE	01	" 38,900 "
MEDTRONIC INC	COM	585055106	" 2,092 "	" 39,100 "	SH
		SOLE	01	" 39,100 "
MICROSOFT CORP	COM	594918104	" 2,263 "	" 75,800 "	SH
		SOLE	01	" 75,800 "
NATIONWIDE FINANCIAL SERV- A	COM	638612101	" 1,474 "	"
27,200 "	SH		SOLE	01	" 27,200 "
NOBLE CORP	COM	G65422100	 476 	" 6,250 "	SH
	SOLE	01	" 6,250 "
ORACLE CORP	COM	68389X105	" 1,519 "	" 88,600 "	SH
		SOLE	01	" 88,600 "
PROLOGIS	COM	743410102	" 17,994 "	" 296,093 "	SH
		SOLE	01	" 296,093 "
QUALCOMM INC	COM	747525103	" 1,398 "	" 37,000 "	SH
		SOLE	01	" 37,000 "
REALOGY CORP	COM	75605E100	" 1,175 "	" 38,750 "	SH
		SOLE	01	" 38,750 "
REGENCY CENTERS CORP	COM	758849103	" 9,154 "	" 117,106 "
	SH		SOLE	01	" 117,106 "
SPDR TRUST SERIES 1	UNIT SER 1	78462F103	" 5,197 "
" 36,700 "	SH		SOLE	01	" 36,700 "
SCHLUMBERGER LTD	COM	806857108	 316 	" 5,000 "	SH
		SOLE	01	" 5,000 "
SIMON PROPERTY GROUP INC	COM	828806109	" 21,062 "
" 207,936 "
	SH		SOLE	01	" 207,936 "
SL GREEN REALTY CORP	COM	78440X101	" 36,972 "	" 278,448 "
	SH
		SOLE	01	" 278,448 "
SYMANTEC CORP	COM	871503108	" 1,389 "	" 66,600 "	SH
		SOLE	01	" 66,600 "
TANGER FACTORY OUTLET CENTER	COM	875465106	" 7,613 "	"
194,812 "	SH		SOLE	01	" 194,812 "
THOR INDUSTRIES INC	COM	885160101	 880 	" 20,000 "	SH
		SOLE	01	" 20,000 "
TIME WARNER INC	COM	887317105	" 4,110 "	" 188,700 "	SH
		SOLE	01	" 188,700 "
TITANIUM METALS CORP	COM	888339207	" 1,369 "	" 46,400 "
	SH		SOLE	01	" 46,400 "
VORNADO REALTY TRUST	COM	929042109	" 11,917 "	" 98,079 "
	SH		SOLE	01	" 98,079 "
WYNDHAM WORLDWIDE CORP	COM	98310W108	 993 	" 31,000 "	SH
		SOLE	01	" 31,000 "